Financial Assets at Amortised Cost (Details) - Schedule of Amortized Value and the Corresponding ECL - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Amortized Value and the Corresponding ECL [Line Items]
Transfers to stage 1	$ 0	$ 0
Transfers to stage 2	0	0
Transfers to stage 3	0	0
Repurchase agreements
Schedule of Amortized Value and the Corresponding ECL [Line Items]
Gross carrying amount, Beginning balance	153,135	0
Changes in measurement of financial assets	(14,045)	(79,924)
Transfers to stage 1	0	0
Transfers to stage 2	0	0
Transfers to stage 3	0	0
New transactions	5,723,236	451,449
Maturity transactions	(5,434,180)	(218,390)
Gross carrying amount, Ending balance	428,146	153,135
Debt Instruments Held
Schedule of Amortized Value and the Corresponding ECL [Line Items]
Gross carrying amount, Beginning balance	5,177,079	8,178,624
Changes in measurement of financial assets	133,181	(1,276,804)
Transfers to stage 1	0	0
Transfers to stage 2	0	0
Transfers to stage 3	0	0
New transactions	0	5,945,707
Maturity transactions	(216,127)	(7,670,448)
Gross carrying amount, Ending balance	5,526,387	5,177,079
ECL
Schedule of Amortized Value and the Corresponding ECL [Line Items]
Transfers to stage 1	0	0
Transfers to stage 2	0	0
Transfers to stage 3	0	0
ECL | Repurchase agreements
Schedule of Amortized Value and the Corresponding ECL [Line Items]
Gross carrying amount, Beginning balance	48	0
Changes in measurement of financial assets	20	(26)
Transfers to stage 1	0	0
Transfers to stage 2	0	0
Transfers to stage 3	0	0
New transactions	1,204	133
Maturity transactions	(1,109)
Gross carrying amount, Ending balance	163	48
ECL | Debt Instruments Held
Schedule of Amortized Value and the Corresponding ECL [Line Items]
Gross carrying amount, Beginning balance	1,074	1,729
Changes in measurement of financial assets	43	1,256
Transfers to stage 1	0	0
Transfers to stage 2	0	0
Transfers to stage 3	0	0
New transactions		(1,621)
New transactions	28
Maturity transactions	0	(290)
Gross carrying amount, Ending balance	1,145	1,074
Stage 1
Schedule of Amortized Value and the Corresponding ECL [Line Items]
Transfers to stage 1	0	0
Transfers to stage 2	0	0
Transfers to stage 3	0	0
Stage 1 | Repurchase agreements
Schedule of Amortized Value and the Corresponding ECL [Line Items]
Gross carrying amount, Beginning balance	153,135	0
Changes in measurement of financial assets	(14,045)	(79,924)
Transfers to stage 1	0	0
Transfers to stage 2	0	0
Transfers to stage 3	0	0
New transactions	5,723,236	451,449
Maturity transactions	(5,434,180)	(218,390)
Gross carrying amount, Ending balance	428,146	153,135
Stage 1 | Debt Instruments Held
Schedule of Amortized Value and the Corresponding ECL [Line Items]
Gross carrying amount, Beginning balance	5,177,079	8,178,624
Changes in measurement of financial assets	133,181	(1,276,804)
Transfers to stage 1	0	0
Transfers to stage 2	0	0
Transfers to stage 3	0	0
New transactions	0	5,945,707
Maturity transactions	(216,127)	(7,670,448)
Gross carrying amount, Ending balance	5,526,387	5,177,079
Stage 1 | ECL
Schedule of Amortized Value and the Corresponding ECL [Line Items]
Transfers to stage 1	0	0
Transfers to stage 2	0	0
Transfers to stage 3	0	0
Stage 1 | ECL | Repurchase agreements
Schedule of Amortized Value and the Corresponding ECL [Line Items]
Gross carrying amount, Beginning balance	48	0
Changes in measurement of financial assets	20	(26)
Transfers to stage 1	0	0
Transfers to stage 2	0	0
Transfers to stage 3	0	0
New transactions	1,204	133
Maturity transactions	(1,109)
Gross carrying amount, Ending balance	163	48
Stage 1 | ECL | Debt Instruments Held
Schedule of Amortized Value and the Corresponding ECL [Line Items]
Gross carrying amount, Beginning balance	1,074	1,729
Changes in measurement of financial assets	43	1,256
Transfers to stage 1	0	0
Transfers to stage 2	0	0
Transfers to stage 3	0	0
New transactions		(1,621)
New transactions	28
Maturity transactions	0	(290)
Gross carrying amount, Ending balance	1,145	1,074
Stage 2
Schedule of Amortized Value and the Corresponding ECL [Line Items]
Transfers to stage 1	0	0
Transfers to stage 2	0	0
Transfers to stage 3	0	0
Stage 2 | Repurchase agreements
Schedule of Amortized Value and the Corresponding ECL [Line Items]
Gross carrying amount, Beginning balance	0	0
Changes in measurement of financial assets	0	0
Transfers to stage 1	0	0
Transfers to stage 2	0	0
Transfers to stage 3	0	0
New transactions	0	0
Maturity transactions	0	0
Gross carrying amount, Ending balance	0	0
Stage 2 | Debt Instruments Held
Schedule of Amortized Value and the Corresponding ECL [Line Items]
Gross carrying amount, Beginning balance	0	0
Changes in measurement of financial assets	0	0
Transfers to stage 1	0	0
Transfers to stage 2	0	0
Transfers to stage 3	0	0
New transactions	0	0
Maturity transactions	0	0
Gross carrying amount, Ending balance	0	0
Stage 2 | ECL
Schedule of Amortized Value and the Corresponding ECL [Line Items]
Transfers to stage 1	0	0
Transfers to stage 2	0	0
Transfers to stage 3	0	0
Stage 2 | ECL | Repurchase agreements
Schedule of Amortized Value and the Corresponding ECL [Line Items]
Gross carrying amount, Beginning balance	0	0
Changes in measurement of financial assets	0	0
Transfers to stage 1	0	0
Transfers to stage 2	0	0
Transfers to stage 3	0	0
New transactions	0	0
Maturity transactions	0
Gross carrying amount, Ending balance	0	0
Stage 2 | ECL | Debt Instruments Held
Schedule of Amortized Value and the Corresponding ECL [Line Items]
Gross carrying amount, Beginning balance	0	0
Changes in measurement of financial assets	0	0
Transfers to stage 1	0	0
Transfers to stage 2	0	0
Transfers to stage 3	0	0
New transactions		0
New transactions	0
Maturity transactions	0	0
Gross carrying amount, Ending balance	0	0
Stage 3
Schedule of Amortized Value and the Corresponding ECL [Line Items]
Transfers to stage 1	0	0
Transfers to stage 2	0	0
Transfers to stage 3	0	0
Stage 3 | Repurchase agreements
Schedule of Amortized Value and the Corresponding ECL [Line Items]
Gross carrying amount, Beginning balance	0	0
Changes in measurement of financial assets	0	0
Transfers to stage 1	0	0
Transfers to stage 2	0	0
Transfers to stage 3	0	0
New transactions	0	0
Maturity transactions	0	0
Gross carrying amount, Ending balance	0	0
Stage 3 | Debt Instruments Held
Schedule of Amortized Value and the Corresponding ECL [Line Items]
Gross carrying amount, Beginning balance	0	0
Changes in measurement of financial assets	0	0
Transfers to stage 1	0	0
Transfers to stage 2	0	0
Transfers to stage 3	0	0
New transactions	0	0
Maturity transactions	0	0
Gross carrying amount, Ending balance	0	0
Stage 3 | ECL
Schedule of Amortized Value and the Corresponding ECL [Line Items]
Transfers to stage 1	0	0
Transfers to stage 2	0	0
Transfers to stage 3	0	0
Stage 3 | ECL | Repurchase agreements
Schedule of Amortized Value and the Corresponding ECL [Line Items]
Gross carrying amount, Beginning balance	0	0
Changes in measurement of financial assets	0	0
Transfers to stage 1	0	0
Transfers to stage 2	0	0
Transfers to stage 3	0	0
New transactions	0	0
Maturity transactions	0
Gross carrying amount, Ending balance	0	0
Stage 3 | ECL | Debt Instruments Held
Schedule of Amortized Value and the Corresponding ECL [Line Items]
Gross carrying amount, Beginning balance	0	0
Changes in measurement of financial assets	0	0
Transfers to stage 1	0	0
Transfers to stage 2	0	0
Transfers to stage 3	0	0
New transactions		0
New transactions	0
Maturity transactions	0	0
Gross carrying amount, Ending balance	$ 0	$ 0